Note 5 - Common Stock (Detail) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended		24 Months Ended	97 Months Ended	100 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended
	Sep. 02, 2011	Apr. 07, 2011	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2014	Jan. 31, 2013	Apr. 30, 2013	Apr. 05, 2013	Apr. 12, 2012	Jan. 31, 2012 Warrant Exercises [Member]	Apr. 07, 2011 Warrants Issued To Agents In Connection With The Financing [Member]	Mar. 31, 2012 Warrant [Member]	Feb. 29, 2012 Warrant [Member]	Apr. 30, 2013 Warrant [Member]	Jan. 31, 2013 Warrant [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Certain Officers, Directors, And Consultants [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Chief Executive Officer [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Chief Financial Officer [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Vice President of Exploration [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member]	Apr. 07, 2011 Cash Proceeds [Member]
Shares, Issued		6,723,333											267,335
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share)		$ 0.30	$ 0.45
Common Stock, Value, Issued (in Dollars)		$ 2,017,000			$ 17,957		$ 17,957	$ 17,190		$ 17,957	$ 17,957		$ 120,301
Investment Warrants, Exercise Price (in Dollars per share)									$ 0.65							$ 0.30	$ 0.30
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																400,000	100,000
Proceeds from Warrant Exercises (in Dollars)				120,000				24,999									30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.50										0.10
Warrants, Exercisable Term		2 years
Proceeds from Issuance of Common Stock (in Dollars)		1,862,462				270,301	270,301	1,853,099		3,880,150	3,880,150														1,828,100
Legal Fees (in Dollars)		95,638
Payments for Commissions (in Dollars)		58,900
Proceeds from Convertible Debt (in Dollars)		130,000
Issuance of Warrants For Services, Number															196,333
Issuance of Stock and Warrants for Services or Claims (in Dollars)															73,263
Stock Issued During Period, Shares, Conversion of Convertible Securities														250,000
Warrants Excercised, Number								250,000
Debt Conversion, Original Debt, Amount (in Dollars)								50,000
Debt Conversion, Converted Instrument, Shares Issued								166,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					124 days		211 days											343 days	80 days
Warrant Weighted Average Exercise Price (in Dollars per share)																		$ 0.12	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,600,000
Plan Term																								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																				1,040,000	230,000	230,000	230,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																								$ 0.50
Term of Granted Options																								2 years
Allocated Share-based Compensation Expense (in Dollars)	527,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					1,040,000		1,040,000			1,040,000	1,040,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					$ 0.50		$ 0.50			$ 0.50	$ 0.50
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)					$ 526,690						$ 526,690
Warrant Weighted Average Exercise Price																		$ 0.12	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 0.50		$ 0.50			$ 0.50	$ 0.50